Summary of Significant Accounting Policies (Details) - Schedule of earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of earnings per share [Abstract]
Net (loss) income allocated to common shareholders, basic and diluted	$ (12,547)	$ 812
(LOSS) EARNINGS PER SHARE	$ (1.52)	$ 0.10
Weighted average common shares outstanding, basic and diluted	8,251,860	8,335,612